Kirr, Marbach Partners Value Fund
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Communications - 8.6%
Alphabet, Inc. - Class A	19,320	$ 6,904,388
Anterix, Inc. (a)	29,354	3,021,701
		9,926,089

Consumer, Cyclical - 13.4%
AutoZone, Inc. (a)	1,411	4,509,471
BJ's Wholesale Club Holdings, Inc. (a)	12,350	1,077,167
Boot Barn Holdings, Inc. (a)	7,804	1,281,963
Crocs, Inc. (a)	13,485	1,626,830
Dollar Tree, Inc. (a)	22,725	2,748,589
Live Nation Entertainment, Inc. (a)	10,746	1,967,700
Peloton Interactive, Inc. - Class A (a)	125,857	743,815
Visteon Corp.	14,851	1,473,368
		15,428,903

Consumer, Non-cyclical - 12.0%
API Group Corp. (a)	54,762	2,319,171
Brink's Co.	21,197	2,002,905
Colliers International Group, Inc.	30,220	2,834,334
ICU Medical, Inc. (a)	12,134	1,778,844
Royalty Pharma PLC - Class A	57,006	3,196,326
Stride, Inc. (a)	20,327	1,753,000
		13,884,580

Energy - 3.1%
Exxon Mobil Corp.	6,497	888,270
Marathon Petroleum Corp.	10,650	2,722,886
		3,611,156

Financial - 6.1%
Brookfield Asset Management Ltd. - Class A	21,734	974,770
Brookfield Corp.	60,892	2,593,390
Markel Group, Inc. (a)	1,793	3,501,747
		7,069,907

Industrial - 39.3% (b)
Aebi Schmidt Holding AG	76,491	959,962
Amrize Ltd.	22,511	1,199,836
Canadian Pacific Kansas City Ltd.	38,807	3,362,627
CH Robinson Worldwide, Inc.	5,762	1,085,215
EMCOR Group, Inc.	11,917	9,889,680
Generac Holdings, Inc. (a)	15,018	4,397,421
GXO Logistics, Inc. (a)	43,665	2,213,815
MasTec, Inc. (a)	29,915	12,446,435
Moog, Inc. - Class A	10,995	4,660,121
Republic Services, Inc.	16,536	3,523,491
StandardAero, Inc. (a)	56,283	1,683,424
		45,422,027

Technology - 12.4%
Broadcom, Inc.	19,862	7,502,871

Constellation Software, Inc.	1,065		2,010,720
Crane NXT Co.	34,524		1,766,248
SS&C Technologies Holdings, Inc.	41,110		2,550,875
Topicus.com, Inc. (a)	7,725		492,623
			14,323,337

Utilities - 4.6%
Vistra Energy Corp.	33,419		5,301,256
TOTAL COMMON STOCKS (Cost $42,228,425)			114,967,255

WARRANTS - 0.0% (c)	Contracts		Value
Technology - 0.0% (c)
Constellation Software, Inc., Expires 03/31/2040, Exercise Price $40.00 (a)(d)	1,465		0
TOTAL WARRANTS (Cost $0)			0

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.6%	Shares		Value
First American Government Obligations Fund - Class X, 3.57% (e)	748,063		748,063
TOTAL MONEY MARKET FUNDS (Cost $748,063)			748,063

TOTAL INVESTMENTS - 100.1% (Cost $42,976,488)			115,715,318
Liabilities in Excess of Other Assets - (0.1)%		(0.00057)	(65,557)
TOTAL NET ASSETS - 100.0%			$ 115,649,761

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2026.

(e)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Kirr, Marbach Partners Value Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 114,967,255	$ –	$ –	$ 114,967,255
Warrants	–	–	–(a)	–(a)
Money Market Funds	748,063	–	–	748,063
Total Investments	$ 115,715,318	$ –	$ –(a)	$ 115,715,318

(a) Amount is less than $0.50.

Refer to the Schedule of Investments for further disaggregation of investment categories.